SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Amortization of software development costs	$ 140,267	$ 16,576
Depreciation of software cost	$ 84,328	$ 57,033